Capital Lease (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
		Mar. 31, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Aug. 31, 2013 CNY (¥)	Jul. 31, 2011 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 CNY (¥)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Carrying amount of leased assets sold					¥ 91,959
Cash consideration for leased assets sold					90,000
Sale Leaseback Transaction, Net Book Value, Total						¥ 129,484						$ 19,901	¥ 196,820
Sale Leaseback Transaction, Impairment Charges of Assets Leased								¥ 11,657
Sale Leaseback Transaction, Unamortized Deferred Expenses Incurred								18,786
Present Value of Future Minimum Lease Payments, Sale Leaseback Transactions, Total						¥ 338,693						52,056
Yingli Beijing [Member]
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets									¥ 3,971
Sale Leaseback Transaction, Net Book Value, Total		¥ 19,804
Sale Leaseback Transaction, Net Proceeds, Investing Activities, Total		¥ 29,096
Yingli Group [Member]
Carrying amount of leased assets sold			¥ 109,193	¥ 99,321					102,971
Cash consideration for leased assets sold			¥ 83,000	¥ 100,000					¥ 99,000
Remaining useful lives of leased equipment									25 years
Remaining minimum useful lives of leased equipment			2 years	8 years
Remaining maximum useful lives of leased equipment			7 years	10 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets			¥ 26,193	¥ 679	¥ 1,959
Description of Contract And Interest Rate Extended						In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification.	In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification.
Capital Lease, Payment Default, Amount						¥ 42,696						6,562
Capital Lease Payments Reclassified to Sale Lease Back Transactions						72,097	$ 11,081
Present Value of Future Minimum Lease Payments, Sale Leaseback Transactions, Total						¥ 73,141						$ 11,242
Yingli Group [Member] | Subsequent Event [Member]
Present Value of Future Minimum Lease Payments, Sale Leaseback Transactions, Total										¥ 71,947	$ 11,058
Yingli Group [Member] | PV Module [Member]
Capital lease machinery and equipment carrying amount								¥ 220,891
Yingli Group [Member] | Solar Power Generation Equipment [Member]
Description of Contract And Interest Rate Extended						In 2016, terms of the contract was extended from eighteen years to twenty years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.	In 2016, terms of the contract was extended from eighteen years to twenty years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.
Lixian Yingli Company Limited [Member]
Capital lease machinery and equipment carrying amount	[1]												19,330
Payable related to capital lease contract													¥ 93,843
Description of Contract And Interest Rate Extended						In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.	In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.
Hanneng Guangping [Member]
Contract term								10 years
Hanneng Guangping [Member] | PV Module [Member]
Sale Leaseback Transaction, Net Book Value, Total								¥ 220,891
Hanneng Guangping [Member] | PV Equipment [Member]
Capital lease machinery and equipment carrying amount								¥ 117,590

[1]	In December 2016, the Company entered into an agreement with the non-controlling interest holder of Hainan Yingli (“Hainan NCI”) to acquire the remaining 4.25% equity interest of Hainan Yingli, the consideration was RMB138.4 million, which was based on the fair value of Hainan Yingli. As a result, Hainan Yingli became a wholly owned subsidiary of the Company. The difference between the consideration of RMB 138.4 million and the carry value of Non-controlling interest of Hainan at the transaction date of RMB 60.5 million, was recorded in Accumulated deficits for the year ended December 31, 2016.